Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,750,876.21

Principal:
Principal Collections	$32,326,113.77
Prepayments in Full	$20,907,256.97
Liquidation Proceeds	$372,205.29
Recoveries	$42,681.88
Sub Total	$53,648,257.91
Collections	$56,399,134.12

Purchase Amounts:
Purchase Amounts Related to Principal	$132,635.20
Purchase Amounts Related to Interest	$614.98
Sub Total	$133,250.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,532,384.30

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,532,384.30
Servicing Fee	$1,033,796.73	$1,033,796.73	$0.00	$0.00	$55,498,587.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$55,498,587.57
Interest - Class A-2 Notes	$44,453.96	$44,453.96	$0.00	$0.00	$55,454,133.61
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$55,133,939.61
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$54,991,212.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,991,212.94
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$54,928,579.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,928,579.27
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$54,856,975.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$54,856,975.27
Regular Principal Payment	$50,353,660.06	$50,353,660.06	$0.00	$0.00	$4,503,315.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,503,315.21
Residual Released to Depositor	$0.00	$4,503,315.21	$0.00	$0.00	$0.00

Total		$56,532,384.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$50,353,660.06
Total					$50,353,660.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$50,353,660.06	$73.41	$44,453.96	$0.06	$50,398,114.02	$73.47
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$50,353,660.06	$23.91	$641,612.30	$0.30	$50,995,272.36	$24.21

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$106,689,500.13	0.1555467	$56,335,840.07	0.0821342
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,114,899,500.13	0.5294800	$1,064,545,840.07	0.5055664

Pool Information
Weighted Average APR	2.636%	2.632%
Weighted Average Remaining Term	44.28	43.45
Number of Receivables Outstanding	53,420	51,680
Pool Balance	$1,240,556,073.68	$1,186,610,652.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,157,012,631.39	$1,106,658,971.33
Pool Factor	0.5503746	0.5264416

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$79,951,680.87
Targeted Overcollateralization Amount	$122,064,812.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$122,064,812.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$207,210.25
(Recoveries)		30	$42,681.88
Net Loss for Current Collection Period			$164,528.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1591%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0027%
Second Prior Collection Period			0.2341%
Prior Collection Period			0.0713%
Current Collection Period			0.1627%
Four Month Average (Current and Prior Three Collection Periods)			0.1163%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,876	$3,743,047.93
(Cumulative Recoveries)			$687,895.10
Cumulative Net Loss for All Collection Periods			$3,055,152.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1355%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,995.23
Average Net Loss for Receivables that have experienced a Realized Loss			$1,628.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	240	$7,062,593.89
61-90 Days Delinquent	0.07%	29	$786,125.23
91-120 Days Delinquent	0.01%	3	$92,559.71
Over 120 Days Delinquent	0.03%	12	$303,899.20
Total Delinquent Receivables	0.69%	284	$8,245,178.03

Repossession Inventory:
Repossessed in the Current Collection Period		16	$416,215.40
Total Repossessed Inventory		28	$781,736.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0852%
Prior Collection Period			0.0805%
Current Collection Period			0.0851%
Three Month Average			0.0836%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0997%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	16

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	133	$3,921,566.97
2 Months Extended	148	$4,547,814.73
3+ Months Extended	16	$487,612.63

Total Receivables Extended	297	$8,956,994.33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer